STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2021 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (829,563)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on investments held in Trust Account	(2,997)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(478,116)
Due from related party	(68,591)
Accounts payable	583,330
Net cash flows used in operating activities	(795,937)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account	(125,000,000)
Net cash flows paid in investing activities	(125,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Initial public offering, net of underwriting fee	122,812,500
Proceeds from private placement warrants	4,238,636
Proceeds from issuance of ordinary shares to Sponsor	25,000
Payment of offering costs	(592,618)
Net cash flows provided by financing activities	126,483,518
NET CHANGE IN CASH	687,581
CASH, BEGINNING OF PERIOD	0
CASH, END OF PERIOD	687,581
Supplemental disclosure of noncash activities:
Initial value of ordinary shares subject to possible redemption	125,000,000
Deferred underwriting commissions payable charged to additional paid in capital	$ 4,375,000